Other operating income/(expense) - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) [1]	Dec. 31, 2020 GBP (£)		Feb. 15, 2022 GBP (£)	Feb. 15, 2022 USD ($)
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 215	£ 552	£ 2,621	[1]
Fair value remeasurements on contingent consideration	(1,607)	£ (1,058)	(1,286)	[1]
Haleon plc [Member]
Disclosure of other operating income expense [line items]
Gain or loss on remeasurement of investments measured at fair value through profit or loss	229
Hindustan Unilever Limited [member]
Disclosure of other operating income expense [line items]
Gains on embedded derivative			240
Loss on sale of business			476
Consumer Healthcare [member] | Horlicks [Member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets			£ 2,815
Vaccines business acquisition [member] | Novartis [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	193
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ 1,431
Gilead Sciences, Inc [member]
Disclosure of other operating income expense [line items]
Upfront payment					£ 922	$ 1,250
Percentage of royalty payable on future sales					3.00%	3.00%

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).